Intangible Assets (Details Textuals) - USD ($)	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Apr. 08, 2018	Sep. 30, 2019	Sep. 30, 2018	[1]	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2017
Intangible Assets (Textuals)
Amortization expense	$ 203,214	$ 227,676		$ 609,643	$ 455,353		$ 541,904	[2]
Predecessor [Member]
Intangible Assets (Textuals)
Amortized useful lives				5 years 2 months 30 days			7 years			5 years
Weighted average useful life of amortizing intangible assets							6 years
Amortization expense			$ 90,739							$ 362,956
Predecessor [Member] | Minimum [Member]
Intangible Assets (Textuals)
Amortized useful lives				5 years
Predecessor [Member] | Maximum [Member]
Intangible Assets (Textuals)
Amortized useful lives				7 years

[1]	Includes the consolidated results from operations of OLB, CrowdPay and Omnisoft from January 1, 2018 through September 30, 2018 and the net assets acquired from the Predecessor from April 9, 2018 through September 30, 2018 as disclosed in Note 1.
[2]	Includes the consolidated results from operations of OLB, CrowdPay and Omnisoft from January 1, 2018 through December 31, 2018 and the net assets acquired from GACP from April 9, 2018 through December 31, 2018.